Note 15 - Retirement and Pension Plans (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of Allocation of Plan Assets [Table Text Block]
	December 31
	2014	2013

Cash	19%	23%
Debt securities	31%	32%
Equity securities	50%	45%

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	Years Ended December 31
	2014	2013	2012

Projected benefit obligation, beginning of the year	$933	$1,220	$1,074
Service cost	3	3	5
Interest cost	17	18	20
Benefits paid	-	-	-
Actuarial (gain) loss	(61)	(277)	76
Effect of changes in foreign exchange rate	(54)	(31)	45

Projected benefit obligation, end of the year	$838	$933	$1,220

Fair value of plan assets, beginning of the year	$542	$512	$446
Employer contributions	24	36	42
Actual return on plan assets	12	7	5
Effect of changes in foreign exchange rate	(33)	(13)	19

Fair value of plan assets, end of the year	$545	$542	$512

Schedule of Net Benefit Costs [Table Text Block]
	Years Ended December 31
	2014	2013	2012

Service cost	$3	$3	$5
Interest cost	17	18	20
Expected return on plan assets	(9)	(9)	(10)
Amortization of net pension loss	6	20	17

Net periodic benefit cost	$17	$32	$32

Schedule of Net Funded Status [Table Text Block]
	December 31
	2014	2013

Accumulated benefit obligation	$(653)	$(711)

Project benefit obligation	(838)	(933)
Plan assets at fair value	545	542

Funded status of the plan	$(293)	$(391)

Schedule of Assumptions Used [Table Text Block]
	December 31
	2014	2013

Discount rate	2.0%	2.0%
Rate of compensation increases	2.0%	2.0%

Assumptions to Determine the Net Periodic Benefit Cost [Table Text Block]
	Years Ended December 31
	2014	2013	2012

Discount rate	2.0%	2.0%	1.5%
Rate of compensation increases	2.0%	2.0%	2.0%
Expected long-term rate of return on plan assets	1.8%	1.8%	1.8%

Schedule of Expected Benefit Payments [Table Text Block]
Year

2015	$5
2016	5
2017	14
2018	36
2019 and thereafter	284